Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

Goodwill represents the amount an acquisition’s purchase price exceeds the fair value of the assets acquired, including identifiable intangible assets, and liabilities assumed. Goodwill is not amortized; however it is required to be tested for impairment annually at the reporting unit level. Testing for impairment is also required on an interim basis if events or circumstances indicate it is more likely than not that an impairment loss has been incurred.

A reporting unit is defined as an operating segment or a component of an operating segment to the extent discrete financial information is available that is reviewed by segment management. The Company has determined it has one reporting unit.

Absent an event that indicates a specific impairment may exist, the Company has selected October 1 as the date for performing its annual goodwill impairment test. The impairment test is first performed at the reporting unit level using a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value, and an impairment loss is recognized in amount equal to this excess.

Subsequent to the acquisition of Emission, the Company performed an interim impairment test as of March 31, 2025, utilizing a qualitative assessment to determine if it was more likely than not that the fair value of the Company’s reporting unit was less than its carrying value, and concluded that no impairment existed. Additionally, as of March 31, 2025 the Company had no accumulated goodwill impairment losses.

Changes in the carrying amount of goodwill are as follows (in thousands):

Total Goodwill
Balance as of December 31, 2024	$—
Acquisition of Emission	6,574
Balance as of March 31, 2025	$6,574

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of March 31, 2025
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(8,131)	$(980)	$3,889	2.8
Developed technology	7.0 - 14.0	14,350	(1,877)	—	12,473	13.8
Customer relationships	8.5 - 10	1,360	(1,194)	(8)	158	2.8
Non-compete agreements	5.5	340	(314)	(26)	—	—
Trade names	3	50	(50)	—	—	—
Total		$29,100	$(11,566)	$(1,014)	$16,520

		As of December 31, 2024
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(7,057)	$(2,093)	$3,850	3.0
Developed technology	7	1,650	(1,645)	—	5	0.1
Customer relationships	8.5 - 10	1,360	(1,166)	(18)	176	3.1
Non-compete agreements	5.5	340	(285)	(55)	—	—
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(10,203)	$(2,166)	$4,031

The Company recorded amortization expense of $0.6 million and $0.4 million for the three months ended March 31, 2025 and 2024, respectively.

Future estimated amortization expense is as follows (amounts in thousands):

As of March 31, 2025
2025	$1,801
2026	2,381
2027	2,358
2028	909
2029	907
Thereafter	8,164
Total amortization expense	$16,520

Note 13. Intangible Assets

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of December 31, 2024
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(7,057)	$(2,093)	$3,850	3.0
Developed technology	7	1,650	(1,645)	—	5	0.1
Customer relationships	8.5 - 10	1,360	(1,166)	(18)	176	3.1
Non-compete agreements	5.5	340	(285)	(55)	—	—
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(10,203)	$(2,166)	$4,031

		As of December 31, 2023
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(6,326)	$(1,050)	$5,624	4.0
Developed technology	7	1,650	(1,581)	—	69	1.1
Customer relationships	8.5 - 10	1,360	(1,067)	(9)	284	4.1
Non-compete agreements	5.5	340	(256)	(27)	57	1.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(9,280)	$(1,086)	$6,034

The Company recorded amortization expense of $1.6 million for both years ended December 31, 2024 and 2023 and $1.8 million for the year ended December 31, 2022. Amortization of know-how is recorded in cost of goods sold; amortization of developed technology is recorded in research and development expenses; and amortization of customer relationships, non-compete agreements and trade names are recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.

Future estimated amortization expense is as follows (amounts in thousands):

As of December 31, 2024
2025	$1,369
2026	1,341
2027	1,319
2028	2
2029	—
Thereafter	—
Total amortization expense	$4,031